Cover	Mar. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2026
Entity File Number	001-42497
Entity Registrant Name	ODYSIGHT.AI INC.
Entity Central Index Key	0001577445
Entity Tax Identification Number	47-4257143
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12 Abba Hillel Silver RD
Entity Address, Address Line Two	Sasson Hugi Tower
Entity Address, City or Town	Ramat Gan
Entity Address, Country	IL
Entity Address, Postal Zip Code	5250606
City Area Code	+972
Local Phone Number	73 370-4690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ODYS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false